Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Praxis Funds
Entity Central Index Key	0000912900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000008547
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class A
Trading Symbol	MIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 1,227,849,126
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 2,002,970
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,227,849,126 Number of Portfolio Holdings 523 Advisory Fee $2,002,970 Portfolio Turnover 5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	6.9%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	23.6%
Corporate Notes	0.9%
Foreign Governments	5.8%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.8%
Money Market Funds	2.5%
Municipal Bonds	0.8%
U.S. Government Agencies	58.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.5%
FNMA, 0.875%, due 08/05/30	1.7%
FNMA, 5.625%, due 07/15/37	1.6%
FHLMC, 2.347%, due 11/25/31	1.3%
FHLMC, 2.361%, due 10/25/36	1.2%
FHLMC, 1.487%, due 11/25/30	1.2%
FNMA, 1.244%, due 01/25/31	1.1%
FNMA, 6.625%, due 11/15/30	1.1%
FHLMC, 2.350%, due 03/25/32	1.1%
FHLB, 3.250%, due 11/16/28	1.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000035282
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class I
Trading Symbol	MIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,227,849,126
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 2,002,970
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,227,849,126 Number of Portfolio Holdings 523 Advisory Fee $2,002,970 Portfolio Turnover 5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	6.9%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	23.6%
Corporate Notes	0.9%
Foreign Governments	5.8%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.8%
Money Market Funds	2.5%
Municipal Bonds	0.8%
U.S. Government Agencies	58.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.5%
FNMA, 0.875%, due 08/05/30	1.7%
FNMA, 5.625%, due 07/15/37	1.6%
FHLMC, 2.347%, due 11/25/31	1.3%
FHLMC, 2.361%, due 10/25/36	1.2%
FHLMC, 1.487%, due 11/25/30	1.2%
FNMA, 1.244%, due 01/25/31	1.1%
FNMA, 6.625%, due 11/15/30	1.1%
FHLMC, 2.350%, due 03/25/32	1.1%
FHLB, 3.250%, due 11/16/28	1.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000095945
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class A
Trading Symbol	MPLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 673,635,502
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 1,170,750
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$673,635,502 Number of Portfolio Holdings 472 Advisory Fee $1,170,750 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.1%
Money Market Funds	0.2%
Preferred Stocks	0.1%

Country Weighting (% of net assets)

Table Summary
Value	Value
Italy	3.0%
Australia	3.6%
Germany	3.8%
France	4.7%
Switzerland	5.0%
Canada	7.1%
United Kingdom	7.6%
South Korea	8.8%
Taiwan	9.6%
Japan	14.9%
Other Country	31.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.0%
Samsung Electronics Co. Ltd.	3.8%
SK Hynix, Inc.	3.2%
ASML Holding N.V.	2.1%
ASE Technology Holding Co. Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.1%
ICICI Bank Ltd. - ADR	1.1%
Royal Bank of Canada	1.0%
Tencent Holdings Ltd. - ADR	1.0%
United Microelectronics Corp. - ADR	1.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000095946
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class I
Trading Symbol	MPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 673,635,502
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 1,170,750
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$673,635,502 Number of Portfolio Holdings 472 Advisory Fee $1,170,750 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.1%
Money Market Funds	0.2%
Preferred Stocks	0.1%

Country Weighting (% of net assets)

Table Summary
Value	Value
Italy	3.0%
Australia	3.6%
Germany	3.8%
France	4.7%
Switzerland	5.0%
Canada	7.1%
United Kingdom	7.6%
South Korea	8.8%
Taiwan	9.6%
Japan	14.9%
Other Country	31.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.0%
Samsung Electronics Co. Ltd.	3.8%
SK Hynix, Inc.	3.2%
ASML Holding N.V.	2.1%
ASE Technology Holding Co. Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.1%
ICICI Bank Ltd. - ADR	1.1%
Royal Bank of Canada	1.0%
Tencent Holdings Ltd. - ADR	1.0%
United Microelectronics Corp. - ADR	1.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000008551
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class A
Trading Symbol	MVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 613,702,730
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 660,057
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$613,702,730 Number of Portfolio Holdings 280 Advisory Fee $660,057 Portfolio Turnover 12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	5.2%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.7%
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
AbbVie, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Procter & Gamble Co. (The)	1.7%
Bank of America Corp.	1.6%
Home Depot, Inc. (The)	1.6%
Goldman Sachs Group, Inc. (The)	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000035284
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class I
Trading Symbol	MVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 613,702,730
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 660,057
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$613,702,730 Number of Portfolio Holdings 280 Advisory Fee $660,057 Portfolio Turnover 12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	5.2%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.7%
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
AbbVie, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Procter & Gamble Co. (The)	1.7%
Bank of America Corp.	1.6%
Home Depot, Inc. (The)	1.6%
Goldman Sachs Group, Inc. (The)	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000047793
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class A
Trading Symbol	MGNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 812,162,645
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 848,070
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$812,162,645 Number of Portfolio Holdings 149 Advisory Fee $848,070 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.4%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	12.2%
Apple, Inc.	11.7%
Microsoft Corp.	5.9%
Alphabet, Inc. - Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	4.2%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000047795
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class I
Trading Symbol	MMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 812,162,645
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 848,070
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$812,162,645 Number of Portfolio Holdings 149 Advisory Fee $848,070 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.4%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	12.2%
Apple, Inc.	11.7%
Microsoft Corp.	5.9%
Alphabet, Inc. - Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	4.2%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000047796
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class A
Trading Symbol	MMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 234,339,340
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 312,583
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,339,340 Number of Portfolio Holdings 717 Advisory Fee $312,583 Portfolio Turnover 44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.1%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	16.1%
Money Market Funds	0.1%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Revolution Medicines, Inc.	0.5%
Carpenter Technology Corp.	0.5%
Natera, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Littelfuse, Inc.	0.4%
Jabil, Inc.	0.4%
Franklin Resources, Inc.	0.4%
TechnipFMC plc	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000047798
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class I
Trading Symbol	MMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 234,339,340
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 312,583
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,339,340 Number of Portfolio Holdings 717 Advisory Fee $312,583 Portfolio Turnover 44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.1%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	16.1%
Money Market Funds	0.1%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Revolution Medicines, Inc.	0.5%
Carpenter Technology Corp.	0.5%
Natera, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Littelfuse, Inc.	0.4%
Jabil, Inc.	0.4%
Franklin Resources, Inc.	0.4%
TechnipFMC plc	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000080567
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Conservative Portfolio
Class Name	Class A
Trading Symbol	MCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 23,621,225
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,036
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,621,225 Number of Portfolio Holdings 6 Advisory Fee $6,036 Portfolio Turnover 12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	77.4%
Praxis Growth Index Fund - Class I	7.0%
Praxis International Index Fund - Class I	6.9%
Praxis Value Index Fund - Class I	6.7%
Praxis Small Cap Index Fund - Class I	1.8%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000080568
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Balanced Portfolio
Class Name	Class A
Trading Symbol	MBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 109,469,931
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 26,362
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$109,469,931 Number of Portfolio Holdings 5 Advisory Fee $26,362 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.4%
Praxis International Index Fund - Class I	18.2%
Praxis Growth Index Fund - Class I	16.5%
Praxis Value Index Fund - Class I	15.8%
Praxis Small Cap Index Fund - Class I	10.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000080569
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Growth Portfolio
Class Name	Class A
Trading Symbol	MGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 140,585,620
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 32,494
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,585,620 Number of Portfolio Holdings 5 Advisory Fee $32,494 Portfolio Turnover 7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Growth Index Fund - Class I	21.1%
Praxis Value Index Fund - Class I	20.2%
Praxis Impact Bond Fund - Class I	19.6%
Praxis Small Cap Index Fund - Class I	14.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
Praxis Impact Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Growth ETF
Class Name	Praxis Impact Large Cap Growth ETF
Trading Symbol	PRXG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests. com/prxg. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests. com/prxg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$18	0.36%

*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 85,791,761
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 136,501
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$85,791,761
Number of Portfolio Holdings	164
Advisory Fee	$136,501
Portfolio Turnover	11%

Visit https://www.praxisinvests.com/prxg for more recent performance information.

Holdings [Text Block]
Praxis Impact Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Value ETF
Class Name	Praxis Impact Large Cap Value ETF
Trading Symbol	PRXV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests. com/prxv. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests. com/prxv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$19	0.36%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 75,726,246
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 121,756
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$75,726,246
Number of Portfolio Holdings	276
Advisory Fee	$121,756
Portfolio Turnover	9%

Visit https://www.praxisinvests.com/prxv for more recent performance information.

Holdings [Text Block]
Praxis Impact International ETF
Shareholder Report [Line Items]
Fund Name	Praxis Impact International ETF
Class Name	Praxis Impact International ETF
Trading Symbol	PRXI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Praxis Impact International ETF for the period of June 23, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/prxi. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests.com/prxi
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact International ETF	$1	0.54%

*	Annualized
**	Amount shown reflects the expenses of the Fund from June 23, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.54%	[4]
Net Assets	$ 3,077,029
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 181
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,077,029
Number of Portfolio Holdings	269
Advisory Fee	$181
Portfolio Turnover	0%

Visit https://www.praxisinvests.com/prxi for more recent performance information.

Holdings [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Amount shown reflects the expenses of the Fund from June 23, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
[4]	Annualized